Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets at May 31, 2022 and August 31, 2021 consisted of the following:

	May 31,	August 31,
	2022	2021
Land use rights	$21,600,000	$21,600,000
Software license	1,144,798	1,144,798
Intellectual property	11,495,963	9,388,065
Customer relationships	786,608	787,304
Brand names	2,064,115	2,065,941
	37,091,484	34,986,108
Accumulated amortization	(4,898,626)	(2,956,609)
Total	$32,192,858	$32,029,499

Intangible assets at August 31, 2021 and 2020 consisted of the following:

	2021	2020
Land use rights	$21,600,000	$21,600,000
Software license	1,144,798	1,144,798
Intellectual property	9,388,065	5,248,000
Customer relationships	787,304	-
Brand names	2,065,941	-
Assembled workforce	421,003	-
	35,407,111	27,992,798
Accumulated amortization	(2,970,643)	(1,369,350)
Total	$32,436,468	$26,623,448

Schedule of Expected Amortization Expense of Intangible Assets

Expected amortization expense of intangible assets over the next 5 years and thereafter is as follows:

Twelve Months Ending May 31,
2023	$2,690,018
2024	2,690,018
2025	2,690,018
2026	2,662,926
2027	2,115,863
Thereafter	19,344,015
Total	$32,192,858

Expected amortization expense of intangible assets over the next 5 years and thereafter is as follows:

Years Ending August 31,
2022	$2,473,490
2023	2,473,490
2024	2,473,490
2025	2,473,490
2026	2,379,029
Thereafter	20,163,479
Total	$32,436,468

Schedule of Software Deliverables and Payments

Cloud DX deliverable	Novo payment (terms: Net 15)
Heart Friendly Program launches in Clinic #1	CAD$50,000 (approximately $37,929 as of February 26, 2019)
Novo-branded Android app delivered as APK file	CAD$35,000 (approximately $26,550 as of February 26, 2019)
Novo-branded Clinical portal website delivered	CAD$35,000 (approximately $26,550 as of February 26, 2019)
Pulsewave PAD-1A devices – 1st delivery	CAD$20,000 (approximately $15,171 as of February 26, 2019)
Marketing services / materials delivered	CAD$25,000 (approximately $18,964 as of February 26, 2019)
Cloud DX hires dedicated Novo support FTE	CAD$85,000 (approximately $64,478 as of February 26, 2019)